Interests in Other Entities (Details) - Schedule of Financial Information for Associates (Parentheticals)	Dec. 31, 2023	Dec. 31, 2022
Immuron Inc [Member]
Interests in Other Entities (Details) - Schedule of Financial Information for Associates (Parentheticals) [Line Items]
The group’s share of loss for the period	17.50%	17.50%